UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				02/09/2007
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	15

Form 13F Information Table Value Total:  	$186,244
					 	(thousands)

List of Other Included Managers: NONE


Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ABX AIR, INC. CMN			COM		00080S101	6,613 		954,270 	SH		SOLE		954,270
BROOKDALE SENIOR LIVING, INC. CMN COM		112463104	30,547 		636,405 	SH		SOLE		636,405
CAMECO CORPORATION CMN		COM		13321L108	7,669	 	189,582 	SH		SOLE		189,582
CANADIAN NATURAL RESOURCES CMN	COM		136385101	14,953 		280,918 	SH		SOLE		280,918
CAPITAL ONE FINANCIAL CORP 	PUT		14040H105	19 		7,470 	SH	PUT	SOLE		7,470
COMPTON PETROLEUM CORP CMN	COM		204940100	17,246 		1,891,012SH		SOLE		1,891,012
CRESUD S.A. SPONS ADR SPONS CMN	COM		226406106	5,247 		304,539 	SH		SOLE		304,539
FLOW INTERNATIONAL CORP CMN	COM		343468104	2,120 		192,400 	SH		SOLE		192,400
INVERNESS MED INNOVATIONS INC C	COM		46126P106	17,129 		442,616 	SH		SOLE		442,616
IVANHOE MINES LTD CMN		COM		46579N103	21,717 		2,209,233SH		SOLE		2,209,233
POLYMEDICA CORP CMN		COM		731738100	14,258 		352,826 	SH		SOLE		352,826
QUEST DIAGNOSTICS INC CMN	COM		74834L100	18,675 		352,359 	SH		SOLE		352,359
TRIZETTO GROUP INC. CMN		COM		896882107	17,936 		976,366 	SH		SOLE		976,366
WESTERN UNION COMPANY (THE) CM	COM		959802109	10,250 		457,165 	SH		SOLE		457,165
ULTRAPETROL (BAHAMAS) LIMITED CMCOM		P94398107	1,865 		141,500 	SH		SOLE		141,500
